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                            HOLLAND SERIES FUND, INC.

                              HOLLAND BALANCED FUND

                     SUPPLEMENT DATED MARCH 29, 2007 TO THE
                        PROSPECTUS DATED JANUARY 29, 2007

Effective April 9, 2007, the information with respect to the addresses of ALPS Distributors, Inc. (the "Distributor") and ALPS Mutual Fund, Services, Inc. (the "Transfer Agent") in the Prospectuses under the heading "Other Service Providers" on page 27 is hereby deleted and replaced with the following information:

DISTRIBUTOR
ALPS Distributors, Inc.
1290 Broadway
Suite 1100
Denver, Colorado 80203

TRANSFER AGENT
ALPS Mutual Funds Services, Inc.
1290 Broadway
Suite 1100
Denver, Colorado 80203

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE